Supplement dated May 1, 2026, for the Loomis Sayles Funds Summary Prospectuses,

Prospectuses and Statements of Additional Information (“SAIs”), each dated February 1, 2026,

as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Securitized Asset Fund

(together, the “Funds”)

Effective after the close of business on June 5, 2026, all references to the Funds’ address, telephone number and website address within each Fund’s Summary Prospectus, Prospectus and SAI are hereby amended and restated as follows:

Telephone number: 800-225-5478

Email address: NatixisFunds@natixis.com

General Website address: www.im.natixis.com

Fund Documents Website address: www.im.natixis.com/funddocuments

Regular Mail	Overnight Mail
Loomis Sayles Funds P.O. Box 219579 Kansas City, MO 64121-9579	Loomis Sayles Funds 801 Pennsylvania Ave Suite 219579 Kansas City, MO 64105-1307

Effective after the close of business on June 5, 2026, the second paragraph under the sub-section “Portfolio Holdings” in the section “More Information About Investment Strategies” within each Fund’s Prospectus is hereby amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in each Fund’s filing on Form N-CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days (60 calendar days for Loomis Sayles Small Cap Value Fund), is available on each Fund’s website at www.loomissayles.com (click on “Resources”, then “Holdings”, then select the relevant Fund’s “Monthly Holdings”). These holdings will remain accessible on the website at least until each Fund files its respective Form N-CSR or Form N-PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund’s website at www.loomissayles.com (click on “Resources”, then “Holdings” then select the relevant Fund’s “Top 10 Holdings”). Effective after the close of business on June 5, 2026, this information is available on each Fund’s website at im.natixis.com/us/funddocuments (in the “Holdings” column select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N-CSR or Form N-PORT with the SEC for the period that includes the date of the information. In addition, a list of each Funds’ top 10 holdings as of the month end is generally available within 7 business days after the month end on the Funds’ website at im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).